Schedule of Right of Use Assets and Liabilities (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Operating cash flows used in operating activities					$ 74,405			$ 4,786
Operating leases
Weighted average remaining lease term	1 year 29 days	1 year 29 days	4 months 2 days		4 months 2 days		1 year 29 days	1 year 29 days
Weighted average discount rate	6.50%	6.50%	6.50%		6.50%		6.50%	6.50%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor		Predecessor	Predecessor		Predecessor
Operating cash flows used in operating activities						$ 67,567	$ 86,100
Operating leases
Weighted average remaining lease term				1 year 4 months 2 days		1 year 4 months 2 days
Weighted average discount rate				6.50%		6.50%